Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin  53212

January 4, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the Braddock Multi-Strategy Income Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Braddock Multi-Strategy Income Fund (the “Fund”) do not differ from that contained in Post-Effective Amendment No. 719 to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on December 31, 2015.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ SARDJONO KADIMAN
Sardjono Kadiman
Investment Managers Series Trust